UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 99.30%

COMMON STOCKS 54.96%

Aerospace & Defense 1.23%

DigitalGlobe, Inc.*	70	$2,146,900
Hexcel Corp.*	335	5,715,100
L-3 Communications Holdings, Inc.	60	3,996,000
Moog, Inc. Class A*	125	3,900,000

Total		15,758,000

Airlines 0.26%

Continental Airlines, Inc. Class B*	150	3,351,000

Auto Components 0.35%

Cooper-Standard Holdings, Inc.*	19	715,118
Cooper-Standard Holdings, Inc.*(a)	112	3,762,184

Total		4,477,302

Automobiles 0.32%

Honda Motor Co., Ltd. ADR	125	4,116,250

Beverages 0.75%

PepsiCo, Inc.	150	9,627,000

Biotechnology 1.99%

Amgen, Inc.*	100	5,104,000
BioMarin Pharmaceutical, Inc.*	180	3,652,200
Celgene Corp.*	165	8,500,800
Genzyme Corp.*	60	4,206,600
Human Genome Sciences, Inc.*	140	4,072,600

Total		25,536,200

Capital Markets 1.08%

BlackRock, Inc.	8	1,135,600
Franklin Resources, Inc.	50	4,825,500
Morgan Stanley	100	2,469,000
State Street Corp.	75	2,631,000
T. Rowe Price Group, Inc.	65	2,845,700

Total		13,906,800

Chemicals 1.27%

Dow Chemical Co. (The)	165	4,021,050
LyondellBasell Industries NV Class A (Netherlands)*(b)	100	2,042,805
LyondellBasell Industries NV Class B (Netherlands)*(b)	90	1,843,198
Monsanto Co.	75	3,948,750
Rockwood Holdings, Inc.*	175	4,523,750

Total		16,379,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Shares (000)	Value
Commercial Banks 2.34%

Fifth Third Bancorp	350	$3,867,500
PNC Financial Services Group, Inc. (The)	60	3,057,600
SunTrust Banks, Inc.	100	2,249,000
U.S. Bancorp	350	7,280,000
Wells Fargo & Co.	475	11,186,250
Zions Bancorporation	135	2,488,050

Total		30,128,400

Communications Equipment 0.94%

JDS Uniphase Corp.*	400	3,676,000
QUALCOMM, Inc.	220	8,428,200

Total		12,104,200

Computers & Peripherals 2.50%

Apple, Inc.*	60	14,602,200
Hewlett-Packard Co.	250	9,620,000
International Business Machines Corp.	35	4,313,050
QLogic Corp.*	240	3,574,800

Total		32,110,050

Consumer Finance 0.50%

Capital One Financial Corp.	170	6,436,200

Distributors 0.65%

Genuine Parts Co.	200	8,386,000

Diversified Financial Services 2.32%

Bank of America Corp.	935	11,640,750
JPMorgan Chase & Co.	500	18,180,000

Total		29,820,750

Diversified Telecommunication Services 2.61%

AT&T, Inc.	500	13,515,000
CenturyLink, Inc.	150	5,424,000
Frontier Communications Corp.	42	324,706
Qwest Communications International, Inc.	1,000	5,650,000
Verizon Communications, Inc.	175	5,164,250
Windstream Corp.	300	3,460,500

Total		33,538,456

Electric: Utilities 0.70%

UniSource Energy Corp.	275	8,945,750

Electrical Equipment 1.35%

Baldor Electric Co.	100	3,508,000
Cooper Industries plc	60	2,525,400
Emerson Electric Co.	160	7,464,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Shares (000)	Value
Electrical Equipment (continued)

Rockwell Automation, Inc.	75	$3,835,500

Total		17,332,900

Food & Staples Retailing 1.71%

CVS Caremark Corp.	75	2,025,000
Ingles Markets, Inc. Class A	443	6,553,644
Kroger Co. (The)	125	2,466,250
SUPERVALU, INC.	165	1,603,800
Wal-Mart Stores, Inc.	185	9,275,900

Total		21,924,594

Food Products 2.73%

Campbell Soup Co.	140	5,216,400
H.J. Heinz Co.	300	13,872,000
Kellogg Co.	200	9,936,000
Kraft Foods, Inc. Class A	200	5,990,000

Total		35,014,400

Hotels, Restaurants & Leisure 1.66%

Carnival Corp. Unit	120	3,741,600
Marriott International, Inc. Class A	140	4,481,400
McDonald’s Corp.	115	8,401,900
Starwood Hotels & Resorts Worldwide, Inc.	100	4,673,000

Total		21,297,900

Household Products 0.56%

Procter & Gamble Co. (The)	120	7,160,400

Industrial Conglomerates 0.93%

3M Co.	60	4,713,000
General Electric Co.	500	7,240,000

Total		11,953,000

Information Technology Services 0.91%

SAIC, Inc.*	500	7,440,000
SRA International, Inc. Class A*	220	4,235,000

Total		11,675,000

Insurance 0.59%

MetLife, Inc.	200	7,520,000

Internet Software & Services 0.11%

Sohu.com, Inc. (China)*(b)	30	1,450,150

Machinery 3.24%

Actuant Corp. Class A	350	6,937,000
Caterpillar, Inc.	35	2,280,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Shares (000)	Value
Machinery (continued)

Danaher Corp.	240	$8,719,200
Oshkosh Corp.*	50	1,244,000
Pall Corp.	120	4,102,800
Parker Hannifin Corp.	100	5,916,000
Snap-on, Inc.	300	12,369,000

Total		41,568,600

Media 1.91%

Belo Corp. Class A*	350	1,830,500
Charter Communications, Inc. Class A*(c)	68	2,336,193
Comcast Corp. Class A	250	4,280,000
Interpublic Group of Cos., Inc. (The)*	550	4,691,500
Omnicom Group, Inc.	75	2,625,750
Time Warner, Inc.	115	3,447,700
Walt Disney Co. (The)	165	5,377,350

Total		24,588,993

Metals & Mining 0.29%

Cliffs Natural Resources, Inc.	25	1,529,750
Freeport-McMoRan Copper & Gold, Inc.	12	860,017
Titanium Metals Corp.*	75	1,359,000

Total		3,748,767

Multi-Line Retail 1.60%

J.C. Penney Co., Inc.	200	4,000,000
Kohl’s Corp.*	150	7,047,000
Target Corp.	185	9,464,600

Total		20,511,600

Oil, Gas & Consumable Fuels 7.44%

Chevron Corp.	350	25,956,000
ConocoPhillips	360	18,874,800
Continental Resources, Inc.*	115	4,659,800
Devon Energy Corp.	60	3,616,800
EOG Resources, Inc.	125	10,858,750
Exxon Mobil Corp.	266	15,744,665
Hess Corp.	128	6,416,925
Marathon Oil Corp.	200	6,098,000
Petroleo Brasileiro SA ADR	115	3,402,356

Total		95,628,096

Pharmaceuticals 4.66%

Bristol-Myers Squibb Co.	400	10,432,000
Johnson & Johnson	200	11,404,000
Merck & Co., Inc.	120	4,219,200
Mylan, Inc.*	800	13,728,000
Pfizer, Inc.	800	12,744,000
Teva Pharmaceutical Industries Ltd. ADR	146	7,384,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments			Shares (000)	Value
Pharmaceuticals (continued)

Total				$59,911,880

Real Estate Investment Trusts 0.11%

Simon Property Group, Inc.			15	1,356,750

Road & Rail 0.57%

Union Pacific Corp.			100	7,294,000

Semiconductors & Semiconductor Equipment 0.70%

Intel Corp.			250	4,430,000
Micron Technology, Inc.*			350	2,262,750
Taiwan Semiconductor Manufacturing Co., Ltd. ADR			251	2,364,253

Total				9,057,003

Software 3.32%

Adobe Systems, Inc.*			200	5,552,000
ArcSight, Inc.*			150	5,760,000
Citrix Systems, Inc.*			40	2,317,600
McAfee, Inc.*			65	3,058,250
Microsoft Corp.			700	16,436,000
Nuance Communications, Inc.*			200	2,936,000
Oracle Corp.			300	6,564,000

Total				42,623,850

Specialty Retail 0.54%

Best Buy Co., Inc.			100	3,139,000
Home Depot, Inc. (The)			135	3,754,350

Total				6,893,350

Textiles, Apparel & Luxury Goods 0.22%

NIKE, Inc. Class B			40	2,800,000

Total Common Stocks (cost $695,582,992)				705,933,144

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.63%

Aerospace & Defense 0.14%

L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$1,800	1,815,750

Airlines 0.09%

UAL Corp.	4.50%	6/30/2021	1,100	1,108,250

Auto Components 0.32%

TRW Automotive, Inc.†	3.50%	12/1/2015	2,975	4,086,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automobiles 0.36%

Ford Motor Co.	4.25%	11/15/2016	$3,325	$4,630,063

Beverages 0.26%

Molson Coors Brewing Co.	2.50%	7/30/2013	3,000	3,292,500

Biotechnology 0.97%

BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	3,000	4,072,500
Gilead Sciences, Inc.	0.625%	5/1/2013	8,000	8,380,000

Total				12,452,500

Commercial Services & Supplies 0.15%

CRA International, Inc.	2.875%	6/15/2034	2,000	1,970,000

Computers & Peripherals 0.46%

NetApp, Inc.	1.75%	6/1/2013	2,000	2,760,000
SanDisk Corp.	1.00%	5/15/2013	3,500	3,228,750

Total				5,988,750

Electrical Equipment 0.79%

General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	4,000	3,510,000
Roper Industries, Inc.	Zero Coupon	1/15/2034	9,000	6,603,750

Total				10,113,750

Electronic Equipment, Instruments & Components 0.33%

Itron, Inc.	2.50%	8/1/2026	4,000	4,250,000

Energy Equipment & Services 0.14%

SunPower Corp.	4.75%	4/15/2014	2,275	1,862,656

Health Care Providers & Services 0.49%

Five Star Quality Care, Inc.	3.75%	10/15/2026	7,025	6,366,406

Information Technology Services 0.35%

Symantec Corp.	0.75%	6/15/2011	4,500	4,488,750

Media 0.26%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	3,500	3,360,000

Metals & Mining 0.91%

Newmont Mining Corp.	1.25%	7/15/2014	4,000	5,745,000
Newmont Mining Corp.	3.00%	2/15/2012	1,500	2,105,625
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	2,000	3,822,500

Total				11,673,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals 0.89%

Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	$10,000	$11,462,500

Real Estate Investment Trusts 0.20%

ERP Operating LP	3.85%	8/15/2026	2,500	2,531,000

Semiconductors & Semiconductor Equipment 0.38%

Intel Corp.	2.95%	12/15/2035	5,000	4,856,250

Semiconductors & Semiconductor Equipment 0.21%

Xilinx, Inc.†	2.625%	6/15/2017	2,500	2,665,625

Software 0.78%

EMC Corp.	1.75%	12/1/2011	3,000	3,671,250
Informatica Corp.	3.00%	3/15/2026	3,900	6,366,750

Total				10,038,000

Wireless Telecommunication Services 0.15%

SBA Communications Corp.	4.00%	10/1/2014	1,400	1,893,500

Total Convertible Bonds (cost $110,613,506)				110,906,281

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 7.05%

Auto Components 0.28%

Autoliv, Inc. (Sweden)(b)	8.00%		40	2,958,000
Cooper-Standard Holdings, Inc. PIK(a)	7.00%		4	583,940

Total				3,541,940

Capital Markets 0.61%

AMG Capital Trust I	5.10%		200	7,775,000

Commercial Banks 0.53%

Wells Fargo & Co.	7.50%		7	6,859,650

Diversified Financial Services 0.99%

Bank of America Corp.	7.25%		5	4,750,000
Citigroup, Inc.	7.50%		70	8,011,500

Total				12,761,500

Electric: Utilities 0.49%

NextEra Energy, Inc.	8.375%		119	6,295,755

Food Products 1.12%

Archer Daniels Midland Co.	6.25%		200	8,204,000
Bunge Ltd.	4.875%		75	6,225,000

Total				14,429,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Interest Rate		Shares (000)	Value
Insurance 0.55%

Hartford Financial Services Group, Inc. (The)	7.25%		75	$1,680,000
XL Group plc	10.75%		200	5,414,000

Total				7,094,000

Oil, Gas & Consumable Fuels 1.50%

Apache Corp.	6.00%		120	6,483,600
El Paso Corp.	4.99%		12	12,712,152

Total				19,195,752

Pharmaceuticals 0.65%

Mylan, Inc.	6.50%		8	8,392,000

Road & Rail 0.32%

Kansas City Southern	5.125%		4	4,139,625

Thrifts & Mortgage Finance 0.01%

Fannie Mae	8.75%		100	90,000

Total Convertible Preferred Stocks (cost $92,962,720)				90,574,222

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 0.47%

Diversified Financial Services 0.28%

Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	$3,350	3,614,650

Software 0.19%

Nuance Communications, Inc. Term Loan B1	2.01%	3/29/2013	2,500	2,410,938

Total Floating Rate Loans (cost $5,510,599)				6,025,588

			Shares (000)
FOREIGN COMMON STOCKS(e) 4.04%

China 0.26%

Metals & Mining

China Zhongwang Holdings Ltd.			5,640	3,335,004

France 0.50%

Automobiles 0.20%

Renault SA*			63	2,571,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Shares (000)	Value
Construction & Engineering 0.30%

Alstom SA	79	$3,785,131

Total		6,356,155

Germany 0.70%

Diversified Telecommunication Services 0.35%

Deutsche Telekom AG Registered Shares	346	4,550,422

Household Products 0.35%

Henkel KGaA	112	4,486,456

Total		9,036,878

Japan 0.32%

Household Durables

Sony Corp.	148	4,163,238

Norway 0.37%

Commercial Banks

DnB NOR ASA	432	4,770,434

Switzerland 0.90%

Food Products 0.39%

Nestle SA Registered Shares	98	5,060,636

Pharmaceuticals 0.51%

Roche Holding Ltd. AG	48	6,483,179

Total		11,543,815

Taiwan 0.29%

Computers & Peripherals

Wistron Corp.	2,371	3,707,580

United Kingdom 0.70%

Diversified Metals & Mining 0.28%

Anglo American plc*	102	3,652,012

Wireless Telecommunication Services 0.42%

Vodafone Group plc	2,218	5,345,424

Total		8,997,436

Total Foreign Common Stocks (cost $57,480,699)		51,910,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
HIGH YIELD CORPORATE BONDS 24.13%

Aerospace & Defense 0.30%

GeoEye, Inc.	9.625%	10/1/2015	$3,550	$3,838,438

Air Freight & Logistics 0.28%

Park-Ohio Industries, Inc.	8.375%	11/15/2014	3,700	3,533,500

Airlines 0.29%

United Air Lines, Inc.†	9.875%	8/1/2013	3,500	3,736,250

Automobiles 0.29%

TRW Automotive, Inc.†	8.875%	12/1/2017	3,500	3,758,125

Building Products 0.08%

Masco Corp.	7.125%	3/15/2020	1,000	1,015,141

Capital Markets 0.45%

Ameriprise Financial, Inc.	5.30%	3/15/2020	2,500	2,754,105
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	3,011,625

Total				5,765,730

Chemicals 0.69%

Chemtura Corp.†	7.875%	9/1/2018	1,500	1,535,625
Dow Chemical Co. (The)	8.55%	5/15/2019	1,250	1,569,381
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	3,850	3,070,375
Lyondell Chemical Co.†	8.00%	11/1/2017	2,500	2,690,625

Total				8,866,006

Commercial Banks 0.29%

Zions Bancorporation	7.75%	9/23/2014	3,500	3,679,466

Commercial Services & Supplies 0.55%

Aleris International, Inc.(f)	10.00%	12/15/2016	1,800	5,184
Bunge NA Finance LP	5.90%	4/1/2017	1,625	1,739,826
First Data Corp.	9.875%	9/24/2015	3,000	2,295,000
International Lease Finance Corp.†	8.75%	3/15/2017	3,000	3,033,750

Total				7,073,760

Communications Equipment 0.68%

Brocade Communications Systems, Inc.†	6.625%	1/15/2018	3,000	3,060,000
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	1,950	2,003,625
Hughes Network Systems LLC	9.50%	4/15/2014	3,500	3,631,250

Total				8,694,875

Consumer Finance 0.52%

Ally Financial, Inc.†	8.30%	2/12/2015	1,775	1,850,438
American General Finance Corp.	6.90%	12/15/2017	1,500	1,170,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Consumer Finance (continued)

Ford Motor Credit Co. LLC	8.00%	6/1/2014		$3,500	$3,717,906

Total					6,738,344

Containers & Packaging 1.17%

Ball Corp.	7.375%	9/1/2019		3,500	3,771,250
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		6,000	5,700,000
Graphic Packaging International Corp.	9.50%	8/15/2013		2,819	2,882,427
Sealed Air Corp.	7.875%	6/15/2017		2,500	2,705,113

Total					15,058,790

Diversified Financial Services 1.62%

Capital One Capital VI	8.875%	5/15/2040		3,445	3,651,700
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017		3,850	4,004,000
New York City Industrial Development Agency†	11.00%	3/1/2029		2,800	3,291,512
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		3,000	3,037,500
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016		3,000	3,225,000
Wachovia Capital Trust III	5.80%	—	(g)	1,000	857,500
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017		1,500	1,657,500
Wind Acquisition Finance SA (Italy)†(b)	12.00%	12/1/2015		1,000	1,060,000

Total					20,784,712

Diversified Telecommunication Services 1.33%

Cincinnati Bell, Inc.	7.00%	2/15/2015		6,000	5,850,000
SBA Telecommunications, Inc.	8.25%	8/15/2019		2,500	2,725,000
Syniverse Technologies, Inc.	7.75%	8/15/2013		4,500	4,608,000
Windstream Corp.	7.00%	3/15/2019		4,000	3,900,000

Total					17,083,000

Electric: Utilities 0.99%

Central Illinois Light Co.	8.875%	12/15/2013		3,000	3,600,960
Edison Mission Energy	7.75%	6/15/2016		3,000	2,223,750
Illinois Power Co.	9.75%	11/15/2018		2,500	3,370,110
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015		5,500	3,533,750

Total					12,728,570

Electrical Equipment 0.33%

Baldor Electric Co.	8.625%	2/15/2017		4,000	4,250,000

Electronic Equipment, Instruments & Components 0.58%

Agilent Technologies, Inc.	5.50%	9/14/2015		3,500	3,925,460
Emerson Electric Co.	5.25%	10/15/2018		3,000	3,495,897

Total					7,421,357

Energy Equipment & Services 0.01%

Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014		175	164,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food & Staples Retailing 0.16%

Rite Aid Corp.	9.375%	12/15/2015	$2,500	$2,040,625

Health Care Equipment & Supplies 1.16%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	3,500	3,771,250
Biomet, Inc.	10.00%	10/15/2017	3,000	3,270,000
HCA, Inc.	9.125%	11/15/2014	7,450	7,841,125

Total				14,882,375

Health Care Providers & Services 1.41%

Community Health Systems, Inc.	8.875%	7/15/2015	7,000	7,280,000
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,675,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	4,125,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	3,075	3,032,719

Total				18,112,719

Hotels, Restaurants & Leisure 1.18%

Hyatt Hotels Corp.†	5.75%	8/15/2015	3,000	3,196,839
Marina District Finance Co., Inc.†	9.875%	8/15/2018	3,000	3,007,500
McDonald’s Corp.	5.00%	2/1/2019	1,800	2,086,848
River Rock Entertainment Authority (The)	9.75%	11/1/2011	1,700	1,530,000
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	2,000	2,220,000
Station Casinos, Inc.(f)	6.50%	2/1/2014	4,000	4,000
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	3,000	3,165,000

Total				15,210,187

Household Durables 0.60%

Beazer Homes USA, Inc.	6.50%	11/15/2013	1,675	1,557,750
Brookstone Co., Inc.	12.00%	10/15/2012	2,000	1,650,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,675	1,633,125
Lennar Corp.	12.25%	6/1/2017	2,500	2,875,000

Total				7,715,875

Independent Power Producers & Energy Traders 0.99%

AES Corp. (The)	8.00%	10/15/2017	2,500	2,643,750
Dynegy Holdings, Inc.	8.375%	5/1/2016	5,000	3,762,500
Mirant Americas Generation LLC	9.125%	5/1/2031	7,000	6,308,750

Total				12,715,000

Information Technology Services 0.54%

Fidelity National Information Services, Inc.†	7.625%	7/15/2017	375	392,812
Fidelity National Information Services, Inc.†	7.875%	7/15/2020	225	237,375
SunGard Data Systems, Inc.	10.25%	8/15/2015	6,000	6,330,000

Total				6,960,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance 0.22%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	$2,500	$2,806,250

Leisure Equipment & Products 0.38%

Expedia, Inc.	8.50%	7/1/2016	1,500	1,646,250
Speedway Motorsports, Inc.	8.75%	6/1/2016	3,000	3,187,500

Total				4,833,750

Machinery 0.21%

Oshkosh Corp.	8.50%	3/1/2020	2,500	2,668,750

Media 1.29%

Affinion Group, Inc.	11.50%	10/15/2015	4,000	4,225,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	3,500	3,701,250
Gray Television, Inc.	10.50%	6/29/2015	1,500	1,451,250
Mediacom Broadband LLC	8.50%	10/15/2015	4,175	4,164,562
Mediacom Communications Corp.	9.125%	8/15/2019	1,500	1,507,500
WMG Acquisition Corp.	9.50%	6/15/2016	1,420	1,491,000

Total				16,540,562

Metals & Mining 0.97%

Cliffs Natural Resources, Inc.	5.90%	3/15/2020	3,500	3,832,353
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	3,500	3,889,966
Noranda Aluminum Acquisition Corp. PIK	5.373%#	5/15/2015	3,483	2,688,650
Teck Resources Ltd. (Canada)(b)	9.75%	5/15/2014	1,631	2,022,372

Total				12,433,341

Multi-Line Retail 0.22%

Macy’s Retail Holdings, Inc.	8.375%	7/15/2015	2,500	2,837,500

Multi-Utilities 0.64%

Black Hills Corp.	9.00%	5/15/2014	3,650	4,331,491
NiSource Finance Corp.	10.75%	3/15/2016	3,000	3,935,058

Total				8,266,549

Oil, Gas & Consumable Fuels 2.11%

Chesapeake Energy Corp.	6.625%	8/15/2020	925	933,094
CONSOL Energy, Inc.†	8.25%	4/1/2020	3,500	3,731,875
Continental Resources, Inc.	8.25%	10/1/2019	6,000	6,427,500
El Paso Corp.	7.00%	6/15/2017	2,630	2,790,769
El Paso Corp.	7.25%	6/1/2018	3,300	3,551,948
Forest Oil Corp.	7.25%	6/15/2019	2,000	2,012,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	5,300	5,432,500
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	2,232,464

Total				27,112,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Personal Products 0.24%

Elizabeth Arden, Inc.	7.75%	1/15/2014	$3,000	$3,026,250

Pharmaceuticals 0.11%

Mylan, Inc.†	7.625%	7/15/2017	650	674,375
Mylan, Inc.†	7.875%	7/15/2020	650	680,875

Total				1,355,250

Real Estate Investment Trusts 0.11%

ProLogis	6.875%	3/15/2020	1,500	1,466,538

Specialty Retail 0.35%

Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,540,000

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(f)	6.875%	6/15/2011	4,350	43,500

Tobacco 0.10%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	1,375	1,326,875

Wireless Telecommunication Services 0.69%

MetroPCS Wireless, Inc.	9.25%	11/1/2014	4,000	4,180,000
Sprint Capital Corp.	6.90%	5/1/2019	5,000	4,725,000

Total				8,905,000

Total High Yield Corporate Bonds (cost $307,622,286)				309,990,735

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.00%

Thrifts & Mortgage Finance

Fannie Mae* (cost $3,071,479)	Zero Coupon		122	42,194

	Exercise Price	Expiration Date
WARRANTS 0.02%

Auto Components 0.02%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	8	125,674
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	7	100,828

Total				226,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC.-CAPITAL STRUCTURE FUND August 31, 2010

Investments	Exercise Price	Expiration Date	Shares (000)	Value
Media 0.00%

Charter Communications, Inc.*	$46.86	11/30/2014	9	$62,419

Total Warrants (cost $175,119)				288,921

Total Long-Term Investments (cost $1,273,019,400)				1,275,671,625

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.32%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $4,130,000 of Federal Home Loan Mortgage Corp. at 0.12% due 1/25/2011; value: $4,124,838; proceeds: $4,042,560 (cost $4,042,556)			$4,043	4,042,556

Total Investments in Securities 99.62% (cost $1,277,061,956)				1,279,714,181

Foreign Cash and Other Assets in Excess of Liabilities(h) 0.38%				4,878,843

Net Assets 100.00%				$1,284,593,024

ADR American Depositary Receipt.

PIK Payment-in-kind.

Unit More than one class of securities traded together.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2010.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ending August 31, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at August 31, 2010
Common Stock	May 24, 2010	112,304	$2,473,355	$33.50
Convertible Preferred Stock	May 24, 2010	3,840	384,000	150.50
Convertible Preferred Stock	July 19, 2010	40	4,000	150.50
Warrant	May 27, 2010	6,505	—	15.50

(b)	Foreign security traded in U.S. dollars.
(c)	Restricted security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The fair value price per share on August 31, 2010 is $34.25.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2010.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted security.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts as follows:

Open Futures Contracts at August 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2010	250	Short	$(31,625,000)	$(1,412,867)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.-CLASSIC STOCK FUND August 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 96.44%

Aerospace & Defense 2.54%

Boeing Co. (The)	10,096	$617
Goodrich Corp.	72,200	4,944
Honeywell International, Inc.	145,500	5,688
Precision Castparts Corp.	51,300	5,806
United Technologies Corp.	108,400	7,069

Total		24,124

Airlines 0.32%

AMR Corp.*	495,200	3,026

Beverages 2.52%

Coca-Cola Co. (The)	192,600	10,770
PepsiCo, Inc.	205,500	13,189

Total		23,959

Biotechnology 2.80%

Amgen, Inc.*	232,100	11,846
Celgene Corp.*	92,600	4,771
Gilead Sciences, Inc.*	60,524	1,928
Human Genome Sciences, Inc.*	207,500	6,036
Vertex Pharmaceuticals, Inc.*	61,900	2,064

Total		26,645

Capital Markets 4.83%

Bank of New York Mellon Corp. (The)	104,618	2,539
Franklin Resources, Inc.	49,000	4,729
Goldman Sachs Group, Inc. (The)	132,800	18,186
Morgan Stanley	377,200	9,313
State Street Corp.	136,200	4,778
T. Rowe Price Group, Inc.	146,400	6,409

Total		45,954

Chemicals 5.43%

Albemarle Corp.	98,300	3,941
Celanese Corp. Series A	157,700	4,211
Dow Chemical Co. (The)	453,100	11,042
E.I. du Pont de Nemours & Co.	109,100	4,448
Monsanto Co.	260,600	13,720
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	96,600	14,224

Total		51,586

Commercial Banks 4.68%

Fifth Third Bancorp	697,500	7,707
PNC Financial Services Group, Inc. (The)	145,300	7,404
Regions Financial Corp.	823,600	5,296
SunTrust Banks, Inc.	185,200	4,165
U.S. Bancorp	336,700	7,003
Wells Fargo & Co.	546,300	12,865

Total		44,440

Communications Equipment 2.42%

Cisco Systems, Inc.*	641,700	12,866
QUALCOMM, Inc.	265,100	10,156

Total		23,022

Computers & Peripherals 6.13%

Apple, Inc.*	127,100	30,932
Dell, Inc.*	691,700	8,141
EMC Corp.*	474,300	8,651
Hewlett-Packard Co.	213,568	8,218
SMART Technologies, Inc. Class A (Canada)*(a)	204,500	2,344

Total		58,286

Consumer Finance 1.00%

Capital One Financial Corp.	251,500	9,522

Diversified Financial Services 4.94%

Bank of America Corp.	1,647,548	20,512
Citigroup, Inc.*	1,693,200	6,299
JPMorgan Chase & Co.	553,928	20,141

Total		46,952

Diversified Telecommunication Services 1.47%

AT&T, Inc.	371,602	10,044
Verizon Communications, Inc.	133,600	3,943

Total		13,987

Electric: Utilities 0.61%

NextEra Energy, Inc.	61,832	3,322
Progress Energy, Inc.	58,600	2,515

Total		5,837

Electrical Equipment 0.51%

Emerson Electric Co.	103,978	4,851

Electronic Equipment, Instruments & Components 0.52%

Corning, Inc.	162,903	2,554
Dolby Laboratories, Inc. Class A*	42,400	2,350

Total		4,904

Energy Equipment & Services 2.39%

Schlumberger Ltd.	356,974	19,037
Weatherford International Ltd. (Switzerland)*(a)	245,000	3,653

Total		22,690

Food & Staples Retailing 0.90%

CVS Caremark Corp.	186,148	5,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC-CLASSIC STOCK FUND August 31, 2010

Investments	Shares	Value (000)
Food & Staples Retailing (continued)

Wal-Mart Stores, Inc.	70,000	$3,510

Total		8,536

Food Products 0.76%

Kellogg Co.	52,300	2,598
Kraft Foods, Inc. Class A	152,900	4,579

Total		7,177

Health Care Equipment & Supplies 0.47%

Baxter International, Inc.	51,087	2,174
St. Jude Medical, Inc.*	67,600	2,337

Total		4,511

Health Care Providers & Services 1.76%

Express Scripts, Inc.*	268,600	11,442
Medco Health Solutions, Inc.*	121,202	5,270

Total		16,712

Health Care Technology 0.29%

athenahealth, Inc.*	102,700	2,767

Hotels, Restaurants & Leisure 5.93%

Boyd Gaming Corp.*	182,200	1,264
Carnival Corp. Unit	305,900	9,538
Darden Restaurants, Inc.	82,900	3,420
Hyatt Hotels Corp. Class A*	47,739	1,798
International Game Technology	128,200	1,872
Marriott International, Inc. Class A	492,078	15,751
MGM Resorts International*	174,700	1,574
Royal Caribbean Cruises Ltd.*	75,900	1,864
Starwood Hotels & Resorts Worldwide, Inc.	183,300	8,566
Wynn Resorts Ltd.	132,600	10,689

Total		56,336

Household Products 2.32%

Colgate-Palmolive Co.	97,355	7,189
Procter & Gamble Co. (The)	248,697	14,840

Total		22,029

Industrial Conglomerates 1.12%

General Electric Co.	733,000	10,614

Information Technology Services 0.29%

MasterCard, Inc. Class A	13,900	2,757

Insurance 1.45%

MetLife, Inc.	217,900	8,193
Prudential Financial, Inc.	109,900	5,558

Total		13,751

Internet & Catalog Retail 0.09%

Amazon.com, Inc.*	7,200	899

Internet Software & Services 1.84%

Google, Inc. Class A*	38,900	17,506

Machinery 1.39%

Eaton Corp.	73,900	5,135
Parker Hannifin Corp.	136,700	8,087

Total		13,222

Media 1.90%

DreamWorks Animation SKG, Inc. Class A*	24,600	729
Interpublic Group of Cos., Inc. (The)*	285,300	2,434
Time Warner, Inc.	195,900	5,873
Walt Disney Co. (The)	276,937	9,025

Total		18,061

Metals & Mining 2.74%

Barrick Gold Corp. (Canada)(a)	106,000	4,957
Freeport-McMoRan Copper & Gold, Inc.	98,465	7,087
Newmont Mining Corp.	120,700	7,401
United States Steel Corp.	155,700	6,619

Total		26,064

Multi-Line Retail 2.64%

J.C. Penney Co., Inc.	194,700	3,894
Kohl’s Corp.*	113,900	5,351
Macy’s, Inc.	94,900	1,845
Target Corp.	273,000	13,967

Total		25,057

Multi-Utilities 0.77%

Dominion Resources, Inc.	87,700	3,750
PG&E Corp.	76,300	3,568

Total		7,318

Oil, Gas & Consumable Fuels 8.00%

Apache Corp.	73,700	6,622
BP plc ADR	37,000	1,289
Chevron Corp.	120,600	8,944
Continental Resources, Inc.*	78,100	3,165
Devon Energy Corp.	68,661	4,139
EOG Resources, Inc.	57,900	5,030
Exxon Mobil Corp.	251,815	14,897
Hess Corp.	207,800	10,442
Marathon Oil Corp.	34,400	1,049
Occidental Petroleum Corp.	82,800	6,051
Petrohawk Energy Corp.*	77,500	1,172
Range Resources Corp.	36,000	1,217
Southwestern Energy Co.*	81,200	2,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC-CLASSIC STOCK FUND August 31, 2010

Investments	Shares	Value (000)
Oil, Gas & Consumable Fuels (continued)

Suncor Energy, Inc. (Canada)(a)	310,793	$9,405

Total		76,079

Pharmaceuticals 5.37%

Abbott Laboratories	200,900	9,912
Johnson & Johnson	239,000	13,628
Merck & Co., Inc.	381,000	13,396
Pfizer, Inc.	888,400	14,152

Total		51,088

Professional Services 0.61%

Monster Worldwide, Inc.*	524,604	5,786

Real Estate Investment Trusts 0.77%

Host Hotels & Resorts, Inc.	559,961	7,352

Road & Rail 1.54%

Union Pacific Corp.	200,700	14,639

Semiconductors & Semiconductor Equipment 2.34%

Broadcom Corp. Class A	111,500	3,342
Intel Corp.	557,500	9,879
Micron Technology, Inc.*	833,400	5,388
Texas Instruments, Inc.	159,700	3,678

Total		22,287

Software 6.07%

Activision Blizzard, Inc.	1,013,926	10,839
Adobe Systems, Inc.*	412,853	11,461
Microsoft Corp.	753,500	17,692
Oracle Corp.	292,400	6,398
Shanda Games Ltd. ADR*	59,900	339
VMware, Inc. Class A*	140,200	11,015

Total		57,744

Specialty Retail 1.69%

Best Buy Co., Inc.	59,300	1,861
Dick’s Sporting Goods, Inc.*	467,025	11,428
Home Depot, Inc. (The)	98,300	2,734

Total		16,023

Tobacco 0.28%

Altria Group, Inc.	121,200	2,705

Total Common Stocks (cost $847,916,134)		916,805

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.00%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $29,145,000 of Federal National Mortgage Assoc. at 0.12% due 1/25/2011; value: $29,108,569; proceeds: $28,535,031 (cost $28,535,008)	$28,535	28,535

Total Investments in Securities 99.44% (cost $876,451,142)		945,340

Other Assets in Excess of Liabilities 0.56%		5,352

Net Assets 100.00%		$950,692

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.-GROWTH OPPORTUNITIES FUND August 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 100.05%

Aerospace & Defense 0.99%

Goodrich Corp.	36,744	$2,516
Rockwell Collins, Inc.	50,957	2,748

Total		5,264

Air Freight & Logistics 1.39%

C.H. Robinson Worldwide, Inc.	113,772	7,394

Airlines 0.46%

AMR Corp.*	404,984	2,474

Auto Components 1.35%

Gentex Corp.	220,953	3,882
Lear Corp.*	45,132	3,324

Total		7,206

Biotechnology 2.89%

Alexion Pharmaceuticals, Inc.*	125,519	7,088
Human Genome Sciences, Inc.*	170,126	4,949
Onyx Pharmaceuticals, Inc.*	69,452	1,673
Vertex Pharmaceuticals, Inc.*	51,018	1,701

Total		15,411

Capital Markets 4.46%

Affiliated Managers Group, Inc.*	62,553	4,017
BlackRock, Inc.	18,365	2,607
Invesco Ltd.	202,947	3,673
Jefferies Group, Inc.	115,921	2,609
Lazard Ltd. Class A	118,142	3,693
T. Rowe Price Group, Inc.	162,931	7,133

Total		23,732

Chemicals 3.98%

Air Products & Chemicals, Inc.	48,017	3,555
Albemarle Corp.	104,740	4,199
Celanese Corp. Series A	136,081	3,633
FMC Corp.	79,071	4,925
Olin Corp.	274,108	4,909

Total		21,221

Commercial Banks 2.31%

City National Corp.	75,981	3,681
Comerica, Inc.	87,473	3,010
Fifth Third Bancorp	226,009	2,497
Zions Bancorporation	167,675	3,090

Total		12,278

Communications Equipment 1.50%

F5 Networks, Inc.*	57,659	5,041
Juniper Networks, Inc.*	108,805	2,960

Total		8,001

Computers & Peripherals 3.25%

NetApp, Inc.*	258,248	10,444
Netezza Corp.*	184,651	3,593
SanDisk Corp.*	46,789	1,555
Western Digital Corp.*	70,425	1,701

Total		17,293

Consumer Finance 0.38%

Capital One Financial Corp.	53,640	2,031

Diversified Financial Services 1.16%

CBOE Holdings, Inc.*	78,546	1,642
Moody’s Corp.	215,645	4,559

Total		6,201

Electrical Equipment 2.16%

AMETEK, Inc.	90,511	3,891
Cooper Industries plc	68,789	2,895
Rockwell Automation, Inc.	92,564	4,734

Total		11,520

Electronic Equipment, Instruments & Components 2.43%

Agilent Technologies, Inc.*	151,747	4,093
Amphenol Corp. Class A	105,952	4,314
Dolby Laboratories, Inc. Class A*	82,239	4,558

Total		12,965

Energy Equipment & Services 2.84%

Cameron International Corp.*	93,141	3,426
FMC Technologies, Inc.*	80,948	5,007
Key Energy Services, Inc.*	250,342	2,005
Weatherford International Ltd. (Switzerland)*(a)	312,783	4,664

Total		15,102

Food & Staples Retailing 1.02%

Whole Foods Market, Inc.*	155,935	5,425

Food Products 1.06%

Green Mountain Coffee Roasters, Inc.*	183,094	5,643

Health Care Equipment & Supplies 2.87%

Edwards Lifesciences Corp.*	74,276	4,276
Intuitive Surgical, Inc.*	20,178	5,348
ResMed, Inc.*	106,310	3,204
Thoratec Corp.*	77,123	2,483

Total		15,311

Health Care Providers & Services 2.10%

CIGNA Corp.	136,938	4,412
Humana, Inc.*	77,210	3,690
Pharmaceutical Product Development, Inc.	46,744	1,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-GROWTH OPPORTUNITIES FUND August 31, 2010

Investments	Shares	Value (000)
Health Care Providers & Services (continued)

Universal Health Services, Inc. Class B	64,111	$2,013

Total		11,189

Hotels, Restaurants & Leisure 7.10%

Chipotle Mexican Grill, Inc.*	27,802	4,193
Darden Restaurants, Inc.	90,389	3,729
Gaylord Entertainment Co.*	127,287	3,330
Las Vegas Sands Corp.*	154,396	4,374
Marriott International, Inc. Class A	228,317	7,308
MGM Resorts International*	261,651	2,357
Panera Bread Co. Class A*	19,241	1,538
Penn National Gaming, Inc.*	107,789	3,038
Royal Caribbean Cruises Ltd.*	99,291	2,439
Starwood Hotels & Resorts Worldwide, Inc.	118,090	5,518

Total		37,824

Information Technology Services 1.76%

Alliance Data Systems Corp.*	81,511	4,580
Cognizant Technology Solutions Corp. Class A*	36,720	2,115
VeriFone Systems, Inc.*	110,345	2,668

Total		9,363

Internet & Catalog Retail 1.31%

priceline.com, Inc.*	23,999	6,995

Internet Software & Services 3.11%

Akamai Technologies, Inc.*	188,424	8,681
Baidu, Inc. ADR*	45,669	3,582
Equinix, Inc.*	46,973	4,284

Total		16,547

Leisure Equipment & Products 0.74%

Hasbro, Inc.	97,151	3,921

Life Sciences Tools & Services 0.92%

Illumina, Inc.*	114,321	4,903

Machinery 4.29%

Bucyrus International, Inc.	61,057	3,510
Deere & Co.	68,961	4,363
Eaton Corp.	30,225	2,100
Ingersoll-Rand plc (Ireland)(a)	79,028	2,571
Kennametal, Inc.	102,728	2,589
Pall Corp.	93,959	3,212
Parker Hannifin Corp.	75,942	4,493

Total		22,838

Media 1.74%

Interpublic Group of Cos., Inc. (The)*	619,728	5,286
Lamar Advertising Co. Class A*	152,884	4,007

Total		9,293

Metals & Mining 3.62%

Agnico-Eagle Mines Ltd. (Canada)(a)	73,271	4,760
Cliffs Natural Resources, Inc.	98,773	6,044
United States Steel Corp.	76,094	3,235
Walter Energy, Inc.	72,799	5,244

Total		19,283

Multi-Line Retail 1.53%

J.C. Penney Co., Inc.	128,980	2,580
Nordstrom, Inc.	191,632	5,542

Total		8,122

Oil, Gas & Consumable Fuels 3.08%

Concho Resources, Inc.*	103,749	6,061
Continental Resources, Inc.*	101,926	4,130
Range Resources Corp.	89,606	3,030
Whiting Petroleum Corp.*	37,620	3,192

Total		16,413

Personal Products 0.66%

Avon Products, Inc.	119,970	3,491

Pharmaceuticals 3.25%

Amylin Pharmaceuticals, Inc.*	205,732	4,226
Perrigo Co.	70,112	3,996
Warner Chilcott plc Class A (Ireland)*(a)	117,048	3,327
Watson Pharmaceuticals, Inc.*	133,347	5,743

Total		17,292

Professional Services 1.27%

Monster Worldwide, Inc.*	255,523	2,818
Robert Half International, Inc.	181,902	3,925

Total		6,743

Real Estate Management & Development 1.39%

CB Richard Ellis Group, Inc. Class A*	450,395	7,396

Road & Rail 1.98%

Con-way, Inc.	98,690	2,587
J.B. Hunt Transport Services, Inc.	132,912	4,352
Kansas City Southern*	106,720	3,583

Total		10,522

Semiconductors & Semiconductor Equipment 7.82%

Altera Corp.	275,281	6,791
Analog Devices, Inc.	251,133	7,002
Atheros Communications, Inc.*	46,020	1,135
Broadcom Corp. Class A	57,682	1,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC.-GROWTH OPPORTUNITIES FUND August 31, 2010

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment (continued)

Cree, Inc.*	57,963	$3,103
Cypress Semiconductor Corp.*	442,682	4,686
Lam Research Corp.*	148,578	5,365
Marvell Technology Group Ltd.*	303,916	4,844
NVIDIA Corp.*	433,515	4,045
ON Semiconductor Corp.*	481,148	2,973

Total		41,673

Software 6.22%

ANSYS, Inc.*	66,877	2,593
Citrix Systems, Inc.*	119,478	6,923
Intuit, Inc.*	67,492	2,889
Nuance Communications, Inc.*	237,582	3,488
Rovi Corp.*	112,747	4,906
salesforce.com, Inc.*	53,997	5,933
SuccessFactors, Inc.*	139,259	2,938
VMware, Inc. Class A*	43,901	3,449

Total		33,119

Specialty Retail 6.71%

Abercrombie & Fitch Co. Class A	61,334	2,122
American Eagle Outfitters, Inc.	230,366	2,912
Bed Bath & Beyond, Inc.*	146,654	5,275
Dick’s Sporting Goods, Inc.*	138,197	3,382
J. Crew Group, Inc.*	111,825	3,410
Limited Brands, Inc.	289,999	6,844
O’Reilly Automotive, Inc.*	97,899	4,628
Tiffany & Co.	108,648	4,306
Urban Outfitters, Inc.*	94,066	2,852

Total		35,731

Textiles, Apparel & Luxury Goods 1.53%

Coach, Inc.	74,689	2,677
Phillips-Van Heusen Corp.	119,487	5,458

Total		8,135

Wireless Telecommunication Services 1.42%

Crown Castle International Corp.*	184,035	7,568

Total Common Stocks (cost $474,701,448)		532,833

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.36%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $1,960,000 of Federal Home Loan Mortgage Corp. at 0.12% due 1/25/2011; value: $1,957,550; proceeds: $1,914,483 (cost $1,914,482)	$1,914	1,914

Total Investments in Securities 100.41% (cost $476,615,930)		534,747

Liabilities in Excess of Cash and Other Assets (0.41%)		(2,178)

Net Assets 100.00%		$532,569

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC.-SMALL CAP VALUE FUND August 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.76%

Aerospace & Defense 5.49%

AAR Corp.*	1,186,264	$18,221
Curtiss-Wright Corp.	1,679,155	44,649
Hexcel Corp.*	4,715,541	80,447
Moog, Inc. Class A*	865,262	26,996

Total		170,313

Air Freight & Logistics 3.09%

Atlas Air Worldwide Holdings, Inc.*	882,500	38,248
Hub Group, Inc. Class A*	1,198,501	31,856
UTi Worldwide, Inc.	1,831,400	25,658

Total		95,762

Automobiles 0.79%

Thor Industries, Inc.	1,048,600	24,474

Building Products 0.39%

Quanex Building Products Corp.	767,963	12,134

Capital Markets 0.98%

KBW, Inc.*	1,388,500	30,505

Chemicals 7.37%

Arch Chemicals, Inc.	400,594	12,306
Cabot Corp.	2,256,100	64,141
Ferro Corp.*(a)	4,892,700	52,352
Koppers Holdings, Inc.(a)	1,271,100	25,422
Olin Corp.(a)	4,145,000	74,237

Total		228,458

Commercial Banks 9.26%

City National Corp.	665,100	32,217
Columbia Banking System, Inc.	1,661,576	29,593
Cullen/Frost Bankers, Inc.	317,100	16,251
CVB Financial Corp.	4,072,900	27,818
First Financial Bancorp	1,770,200	28,235
PacWest Bancorp	1,395,900	23,814
Signature Bank*	865,274	31,617
Susquehanna Bancshares, Inc.	3,553,300	28,107
SVB Financial Group*	601,600	22,361
Texas Capital Bancshares, Inc.*(a)	1,895,554	29,002
Wilmington Trust Corp.	2,040,000	17,952

Total		286,967

Commercial Services & Supplies 0.66%

Korn/Ferry International*	1,572,400	20,473

Computers & Peripherals 1.33%

QLogic Corp.*	2,770,900	41,273

Construction & Engineering 2.38%

Chicago Bridge & Iron Co. NV (Netherlands)*(b)	2,269,500	49,430
Granite Construction, Inc.	1,111,752	24,470

Total		73,900

Containers & Packaging 2.17%

AptarGroup, Inc.	407,900	16,989
Greif, Inc. Class A	594,387	33,791
Silgan Holdings, Inc.	552,454	16,513

Total		67,293

Electrical Equipment 2.38%

Baldor Electric Co.	1,439,557	50,500
II-VI, Inc.*	673,315	23,155

Total		73,655

Electronic Equipment, Instruments & Components 7.09%

Anixter International, Inc.*	853,302	39,149
Coherent, Inc.*	895,800	33,279
Littelfuse, Inc.*(a)	1,257,534	46,831
Plexus Corp.*	1,567,913	36,093
Rogers Corp.*(a)	1,043,035	27,953
ScanSource, Inc.*(a)	1,462,925	36,515

Total		219,820

Energy Equipment & Services 2.98%

Bristow Group, Inc.*	1,031,144	34,028
Key Energy Services, Inc.*	3,438,200	27,540
Superior Energy Services, Inc.*	1,438,498	30,928

Total		92,496

Food Products 1.55%

Dean Foods Co.*	3,108,900	31,804
Dole Food Co., Inc.*	1,880,300	16,246

Total		48,050

Gas Utilities 0.99%

New Jersey Resources Corp.	466,800	17,370
UGI Corp.	487,200	13,447

Total		30,817

Health Care Equipment & Supplies 5.01%

Cooper Cos., Inc. (The)	741,000	29,892
Greatbatch, Inc.*(a)	1,420,900	31,189
Haemonetics Corp.*	528,600	27,529
Integra LifeSciences Holdings*	393,077	13,667
Invacare Corp.	1,408,500	32,255
Teleflex, Inc.	428,914	20,614

Total		155,146

Health Care Providers & Services 3.84%

Centene Corp.*	986,824	19,954
Gentiva Health Services, Inc.*	1,342,650	27,591
Healthspring, Inc.*	2,019,000	41,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC.-SMALL CAP VALUE FUND August 31, 2010

Investments	Shares	Value (000)
Health Care Providers & Services (continued)

Owens & Minor, Inc.	1,109,616	$29,582

Total		119,041

Hotels, Restaurants & Leisure 1.48%

Gaylord Entertainment Co.*	723,492	18,927
Orient-Express Hotels Ltd. Class A*	3,135,200	27,088

Total		46,015

Information Technology Services 1.02%

MAXIMUS, Inc.	590,200	31,700

Insurance 2.02%

Alterra Capital Holdings Ltd.	1,679,880	31,145
Navigators Group, Inc. (The)*	751,300	31,427

Total		62,572

Internet & Catalog Retail 0.74%

NutriSystem, Inc.	1,297,100	22,777

Machinery 4.47%

Donaldson Co., Inc.	546,800	22,911
EnPro Industries, Inc.*	807,000	22,039
Kaydon Corp.	604,300	19,585
Kennametal, Inc.	1,062,300	26,770
Robbins & Myers, Inc.	598,100	14,151
WABCO Holdings, Inc.*	937,500	33,056

Total		138,512

Marine 1.41%

Kirby Corp.*	1,183,300	43,581

Metals & Mining 4.18%

A. M. Castle & Co.*	442,254	6,165
Commercial Metals Co.	1,280,000	16,678
Compass Minerals International, Inc.	445,300	31,950
Metals USA Holdings Corp.*	45,976	539
Reliance Steel & Aluminum Co.	1,172,200	43,664
RTI International Metals, Inc.*	727,022	20,066
Schnitzer Steel Industries, Inc. Class A	234,250	10,363

Total		129,425

Multi-Line Retail 0.98%

Big Lots, Inc.*	975,700	30,500

Oil, Gas & Consumable Fuels 1.28%

Forest Oil Corp.*	754,000	19,694
SandRidge Energy, Inc.*	4,932,807	19,928

Total		39,622

Personal Products 1.03%

Herbalife Ltd.	575,900	32,008

Pharmaceuticals 0.69%

Par Pharmaceutical Cos., Inc.*	809,700	21,352

Professional Services 1.84%

FTI Consulting, Inc.*	847,100	27,768
TrueBlue, Inc.*(a)	2,698,700	29,119

Total		56,887

Real Estate Investment Trusts 2.29%

Alexandria Real Estate Equities, Inc.	375,100	26,021
Entertainment Properties Trust	1,044,000	44,986

Total		71,007

Road & Rail 3.40%

Genesee & Wyoming, Inc. Class A*	614,526	23,850
Heartland Express, Inc.	2,917,014	42,472
Knight Transportation, Inc.	1,249,000	23,531
Werner Enterprises, Inc.	775,600	15,465

Total		105,318

Semiconductors & Semiconductor Equipment 1.66%

Cabot Microelectronics Corp.*	975,400	29,194
Teradyne, Inc.*	2,486,700	22,330

Total		51,524

Software 1.19%

Jack Henry & Associates, Inc.	715,800	16,850
Rovi Corp.*	463,624	20,172

Total		37,022

Specialty Retail 4.81%

Aeropostale, Inc.*	878,700	18,716
Children’s Place Retail Stores, Inc. (The)*	800,500	34,950
Dress Barn, Inc. (The)*	1,401,961	29,231
Gymboree Corp. (The)*	432,224	16,265
Pacific Sunwear of California, Inc.*(a)	5,868,640	22,125
Rent-A-Center, Inc.	1,376,600	27,642

Total		148,929

Textiles, Apparel & Luxury Goods 0.55%

Fossil, Inc.*	358,500	17,025

Thrifts & Mortgage Finance 3.27%

Danvers Bancorp, Inc.(a)	1,355,600	20,429
MGIC Investment Corp.*	4,280,891	30,908
People’s United Financial, Inc.	2,193,548	27,902
Washington Federal, Inc.	1,542,600	22,013

Total		101,252

Trading Companies & Distributors 1.70%

GATX Corp.	1,145,250	31,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC.-SMALL CAP VALUE FUND August 31, 2010

Investments	Shares	Value (000)
Trading Companies & Distributors (continued)

MSC Industrial Direct Co., Inc. Class A	391,700	$17,458
Rush Enterprises, Inc. Class A*	304,285	3,863

Total		52,586

Total Common Stocks (cost $2,818,141,755)		3,030,191

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.34%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $50,685,000 of Federal Home Loan Mortgage Corp. at 0.12% due 1/18/2011 and $23,310,000 of Federal Home Loan Mortgage Corp. at 0.12% due 1/25/2011; value: $73,902,506; proceeds: $72,451,574 (cost $72,451,513)	$72,452	72,452

Total Investments in Securities 100.10% (cost $2,890,593,268)		3,102,643

Liabilities in Excess of Other Assets (0.10%)		(3,052)

Net Assets 100.00%		$3,099,591

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Capital Structure Fund (“Capital Structure Fund”), Lord Abbett Classic Stock Fund (“Classic Stock Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Capital Structure Fund’s investment objective is to seek current income and capital appreciation. Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and asked quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Floating Rate Loans-Capital Structure Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2010, Capital Structure Fund had no unfunded loan commitments.

(i)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of August 31, 2010 in valuing each Fund’s investments carried at value:

	Capital Structure Fund				Classic Stock Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$699,834,767	$6,098,377	$—	$705,933,144	$916,805	$—	$—	$916,805
Convertible Bonds	—	110,906,281	—	110,906,281	—	—	—	—
Convertible Preferred Stocks	63,368,657	27,205,565	—	90,574,222	—	—	—	—
Floating Rate Loans	—	6,025,588	—	6,025,588	—	—	—	—
Foreign Common Stocks	51,910,540	—	—	51,910,540	—	—	—	—
High Yield Corporate Bonds	—	309,990,735	—	309,990,735	—	—	—	—
Non-Convertible Preferred Stock	42,194	—	—	42,194	—	—	—	—
Warrants	62,419	226,502	—	288,921	—	—	—	—
Repurchase Agreement	—	4,042,556	—	4,042,556	—	28,535	—	28,535

Total	$815,218,577	$464,495,604	$—	$1,279,714,181	$916,805	$28,535	$—	$945,340

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(1,412,867)	—	—	(1,412,867)	—	—	—	—

Total	$(1,412,867)	$—	$—	$(1,412,867)	$—	$—	$—	$—

	Growth Opportunities Fund				Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$532,833	$—	$—	$532,833	$3,030,191	$—	$—	$3,030,191
Repurchase Agreement		1,914	—	1,914	—	72,452	—	72,452

Total	$532,833	$1,914	$—	$534,747	$3,030,191	$72,452	$—	$3,102,643

*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investments for unobservable inputs (Level 3) that was used in determining fair value:

Capital Structure Fund
Investment Type	Balance as of December 1, 2009	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of August 31, 2010
Common Stocks	$1,736,357	$—	$—	$—	$—	$(1,736,357)	$—
Warrant	31,210	—	—	—	—	(31,210)	—

Total	$1,767,567	$—	$—	$—	$—	$(1,767,567)	$—

(j)	Disclosures about Derivative Instruments and Hedging Activities-Capital Structure Fund entered into U.S. Treasury futures contracts during the period ended August 31, 2010 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since these futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(continued)

As of August 31, 2010, Capital Structure Fund had a futures interest rate contract with a cumulative unrealized depreciation of $(1,412,867), which is included in the Schedule of Investments.

3. FEDERAL TAX INFORMATION

As of August 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Capital Structure Fund	Classic Stock Fund
Tax cost	$1,279,381,487	$879,124,147

Gross unrealized gain	102,383,466	126,202,297
Gross unrealized loss	(102,050,772)	(59,986,305)

Net unrealized security gain	$332,694	$66,215,992

	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$477,236,004	$2,895,256,694

Gross unrealized gain	78,952,149	438,271,018
Gross unrealized loss	(21,441,362)	(230,884,360)

Net unrealized security gain	$57,510,787	$207,386,658

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended August 31, 2010:

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2010	Value at 8/31/2010	Net Realized Gain (Loss) 12/1/2009 to 8/31/2010(a)	Dividend Income 12/1/2009 to 8/31/2010(a)
Columbia Banking System, Inc.(b)(c)	1,151,700	509,876	—	1,661,576	$—	$—	$14,104
Cypress Bioscience, Inc.(c)	1,982,600	—	(1,982,600)	—	—	(1,068,974)	—
Danvers Bancorp, Inc.	1,146,500	209,100	—	1,355,600	20,428,892	—	78,956
EnPro Industries, Inc.(c)	1,055,900	—	(248,900)	807,000	—	245,272	—
Ferro Corp.	4,213,300	679,400	—	4,892,700	52,351,890	—	—
Financial Federal Corp.(c)	2,193,548	—	(2,193,548)	—	—	2,930,840	329,032
Greatbatch, Inc.	1,234,800	186,100	—	1,420,900	31,188,755	—	—
Hexcel Corp.(c)	5,818,312	191,900	(1,294,671)	4,715,541	—	(3,317,528)	—
Koppers Holdings, Inc.	1,271,100	—	—	1,271,100	25,422,000	—	838,926
Littelfuse, Inc.(b)	1,083,461	174,073	—	1,257,534	46,830,566	—	—
Metals USA Holdings Corp.(b)(c)	—	1,483,800	(1,437,824)	45,976	—	—	—
Odyssey Healthcare, Inc.(c)	2,393,066	—	(2,393,066)	—	—	4,610,446	—
Olin Corp(b)	—	4,145,000	—	4,145,000	74,236,950	—	—
Pacific Sunwear of California, Inc.(b)	2,894,300	2,974,340	—	5,868,640	22,124,773	—	—
Rogers Corp.	1,447,735	—	(404,700)	1,043,035	27,953,338	10,414,170	—
ScanSource, Inc.(b)	1,168,299	294,626	—	1,462,925	36,514,608	—	—
Susser Holdings Corp.(c)	1,014,652	—	(1,014,652)	—	—	(3,333,579)	—
Texas Capital Bancshares, Inc.(b)	1,638,454	257,100	—	1,895,554	29,001,976	—	—
TrueBlue, Inc.	2,529,500	169,200	—	2,698,700	29,118,973	—	—

Total					$395,172,721	$10,480,647	$1,261,018

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of November 30, 2009.
(c)	No longer an affiliated issuer as of August 31, 2010.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 25, 2010